Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents (Note 1)	¥ 666,678	¥ 773,227
Short-term investments (Note 2)	28,322	125,517
Trade receivables, net (Note 3)	573,375	533,208
Inventories (Note 4)	551,623	476,704
Prepaid expenses and other current assets (Notes 6, 12 and 17)	262,258	244,649
Total current assets	2,082,256	2,153,305
Noncurrent receivables (Note 18)	19,702	16,772
Investments (Note 2)	56,617	51,790
Property, plant and equipment, net (Notes 5 and 6)	1,260,364	1,190,836
Intangible assets, net (Note 8)	135,736	138,030
Other assets (Notes 6, 8, 11 and 12)	400,828	379,994
Total assets	3,955,503	3,930,727
Current liabilities:
Short-term loans and current portion of long-term debt (Note 9)	1,866	8,343
Trade payables (Note 10)	325,235	380,532
Accrued income taxes (Note 12)	60,057	45,900
Accrued expenses (Notes 11 and 18)	291,348	299,422
Other current liabilities (Notes 5, 12 and 17)	165,929	159,651
Total current liabilities	844,435	893,848
Long-term debt, excluding current installments (Note 9)	2,117	3,368
Accrued pension and severance cost (Note 11)	272,131	249,604
Other noncurrent liabilities (Note 12)	82,518	70,240
Total liabilities	1,201,201	1,217,060
Commitments and contingent liabilities (Note 18)
Canon Inc. stockholders' equity:
Common stock Authorized 3,000,000,000 shares; issued 1,333,763,464 shares in 2012 and 2011	174,762	174,762
Additional paid-in capital	401,547	401,572
Legal reserve (Note 13)	61,663	59,004
Retained earnings (Note 13)	3,138,976	3,059,298
Accumulated other comprehensive income (loss) (Note 14)	(367,249)	(481,773)
Treasury stock, at cost; 180,972,173 shares in 2012 and 132,231,296 shares in 2011	(811,673)	(661,731)
Total Canon Inc. stockholders' equity	2,598,026	2,551,132
Noncontrolling interests	156,276	162,535
Total equity	2,754,302	2,713,667
Total liabilities and equity	¥ 3,955,503	¥ 3,930,727